Deferred income	12 Months Ended
Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
Deferred income
23 Deferred income
Deferred income consists of USD 1,101 thousand (2023: USD 390 thousand) related to a depositary fee from BNY Mellon. Our depositary agreement with BNY Mellon contains a compensation for each ADS issued during our primary (IPO) and secondary offerings, deferred over the period of the agreement. In 2024, the Group entered into a new agreement with the depositary that provides us with an ongoing higher revenue share from the collection of fees from ADS holders. For the year ended December 31, 2024, the Group received a reimbursement of USD 1.9 million, which is recognized in "Other operating income" over a period of 12 months. Other amounts refer to contract liabilities related to payments received from end customers in advance for goods that have been ordered but are not yet delivered. As of December 31, 2024 contract liabilities amounts to USD 5,979 thousand (2023: USD 2,712 thousand). The total amount of the contract liability, as of the beginning of the period, was recognized as revenue in 2024.